INCOME STATEMENT DETAILS (Schedule of Disaggregation of Revenues) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Total revenues	₪ 3,259		₪ 3,268		₪ 3,544
Cellular Segment [Member]
Disclosure of operating segments [line items]
Segment revenue - Services to private customers	1,045		1,126	[1]
Segment revenue - Services to business customers	798		852	[1]
Segment revenue - Services revenue total	1,843		1,978
Segment revenue - Equipment	643	[2]	610	[3]	729
Total revenues	2,486		2,588		2,828
Fixed-Line Segment [Member]
Disclosure of operating segments [line items]
Segment revenue - Services to private customers	418		320	[1]
Segment revenue - Services to business customers	434		457	[1]
Segment revenue - Services revenue total	852		777
Segment revenue - Equipment	92	[2]	76	[3]	63
Total revenues	944		853		929
Elimination [Member]
Disclosure of operating segments [line items]
Segment revenue - Services to private customers	(95)		(98)	[1]
Segment revenue - Services to business customers	(76)		(75)	[1]
Segment revenue - Services revenue total	(171)		(173)
Total revenues	(171)		(173)		(213)
Consolidated [Member]
Disclosure of operating segments [line items]
Segment revenue - Services to private customers	1,368		1,348	[1]
Segment revenue - Services to business customers	1,156		1,234	[1]
Segment revenue - Services revenue total	2,524		2,582
Segment revenue - Equipment	735	[2]	686	[3]	792
Total revenues	₪ 3,259		₪ 3,268		₪ 3,544

[1]	Service revenues for 2017 were reallocated between private and business customers.
[2]	See Notes 2(n), 2(f)(5) regarding the adoption of IFRS15, Revenue from Contracts with Customers. In 2018, costs of obtaining contracts with customers were capitalized in the amounts of NIS 62 million and NIS 29 million for the cellular segment and the fixed-line segment, respectively. In 2018, amortization expenses of costs of obtaining contracts with customers for the cellular segment and the fixed-line segment were recorded in the amounts of NIS 36 million and NIS 13 million, respectively.
[3]	See Notes 2(n), 2(f)(5) regarding the early adoption of IFRS15, Revenue from Contracts with Customers. In 2017 costs of obtaining contracts with customers were capitalized in amounts of NIS 64 million and NIS 20 million for the cellular segment and the fixed-line segment, respectively. The adoption of IFRS15 resulted in an increase in amortization expenses in 2017 for the cellular segment and the fixed-line segment in amounts of NIS 11 million and NIS 2 million, respectively.